SEGMENT INFORMATION - Capital Expenditures (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Segment Reporting Information [Line Items]
Total capital expenditures	$ 494,734	$ 559,042	$ 437,912
Macau [Member]
Segment Reporting Information [Line Items]
Total capital expenditures	418,053	515,420	432,806
Mocha Clubs [Member] | Macau [Member]
Segment Reporting Information [Line Items]
Total capital expenditures	8,973	4,690	7,763
Altira Macau [Member] | Macau [Member]
Segment Reporting Information [Line Items]
Total capital expenditures	24,450	5,776	3,031
City of Dreams [Member] | Macau [Member]
Segment Reporting Information [Line Items]
Total capital expenditures	311,441	467,780	359,258
Studio City [Member] | Macau [Member]
Segment Reporting Information [Line Items]
Total capital expenditures	73,189	37,174	62,754
City of Dreams Manila [Member] | The Philippines [Member]
Segment Reporting Information [Line Items]
Total capital expenditures	22,572	13,571	3,621
Corporate and Other [Member]
Segment Reporting Information [Line Items]
Total capital expenditures	$ 54,109	$ 30,051	$ 1,485